Financial income and expenses (Details) - EUR (€) € in Thousands	2 Months Ended	12 Months Ended
	Dec. 19, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income and expenses
Income from cash equivalents		€ 2,945	€ 1,143	€ 991
Foreign exchange gains		1,225	1,715	797
Other financial income			30
Total financial income		4,169	2,888	1,788
Interest cost		(33,564)	(12,178)	(5,178)
Foreign exchange losses		(3,524)	(1,035)	(1,269)
Losses on fair value variation		(179,774)	(75,641)	(389)
Other financial expenses		(59)	(64)	(46)
Total financial expenses		(216,922)	(88,917)	(6,882)
Financial income (loss)		(212,752)	(86,029)	(5,095)
Interest income on deposits		2,900	1,100
EIB Warrants Tranche A
Financial income and expenses
Losses on fair value variation		(49,000)	(1,700)
EIB Warrants Tranche B
Financial income and expenses
Losses on fair value variation		(46,100)	(500)
T2 New Shares and T2 BSAs
Financial income and expenses
Losses on fair value variation	€ (89,400)	(84,700)
Gain on fair value variation			16,000
Finance contract with EIB
Financial income and expenses
Interest cost		(9,300)	(8,300)	(3,400)
Finance contract with EIB, first tranche (Tranche A)
Financial income and expenses
Interest cost		(5,000)	(4,200)
Finance contract with EIB, second tranche (Tranche B)
Financial income and expenses
Interest cost		(4,300)	(4,100)
Royalty Certificate
Financial income and expenses
Interest cost		(22,400)	(3,200)	(400)
2024 Royalty Certificates
Financial income and expenses
Interest cost		(17,400)	(1,500)
2023 Royalty Certificates
Financial income and expenses
Interest cost		€ (5,000)	(1,700)
PGE loans, the PPR loans; and interests on bank overdrafts
Financial income and expenses
Interest cost			(300)
Lease liabilities
Financial income and expenses
Interest cost			€ (200)	€ (200)